Columbia Management.                                            MA5-515-11-05
                                                         One Financial Center
                                                  Boston, Massachusetts 02111


March 3, 2005


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Columbia Funds Trust V (Trust)
          Columbia California Tax-Exempt Fund
          Columbia Connecticut Tax-Exempt Fund
          Columbia Massachusetts Tax-Exempt Fund
          Columbia New York Tax-Exempt Fund (the Funds)
          File Nos. 33-12109 & 811-5030
          -----------------------------

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated March 1, 2005 for the Funds do not differ from that contained in Post-Effective Amendment No. 44 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 25, 2005.

The Funds' Prospectus and Statement of Additional Information dated March 1, 2005, are now being used in connection with the public offering and sale of shares of the Funds.

The Funds are a separate portfolio of the Trust.

Very truly yours,

COLUMBIA FUNDS TRUST V



Vincent Pietropaolo
Assistant Secretary



Columbia Management is the primary asset management group, and a nonbank subsidiary of Bank of America Corp.

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